Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 09, 2025	Dec. 04, 2025	Nov. 24, 2025	Jul. 10, 2025	May 21, 2025
Promissory Note [Member]
Related Party Transactions [Line Items]
Accrued interest							4.00%
Related Party [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Accrued interest	7.00%
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Loan amount						$ 200,000
Promissory note			$ 250,000
Accrued compensation	$ 802,633	$ 802,083
Amount of payment	600,000	40,700
Chief Executive Officer [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Promissory note			$ 250,000	$ 250,000	$ 250,000
President [Member]
Related Party Transactions [Line Items]
Accrued compensation	1,195,833	791,383
Amount of payment	295,000	130,000
Chief Financial Officer [Member]
Related Party Transactions [Line Items]
Accrued compensation	116,021	85,000
Amount of payment	$ 104,026	$ 35,000